LIQUIDITY AND GOING CONCERN (Details) - USD ($)				6 Months Ended		11 Months Ended	12 Months Ended
	Sep. 24, 2020	Feb. 18, 2020	Feb. 10, 2020	Aug. 31, 2020	Aug. 31, 2019	Feb. 28, 2019	Feb. 29, 2020
Liquidity And Going Concern [Line Items]
Cash in operating bank accounts				$ 15,539		$ 313,049	$ 69,276
Securities held in trust				34,439,933			60,882,949
Working capital				698,330			160,793
Interest income on deposit in the trust				1,118,000			1,879,000
Proceeds from promissory notes - related party			$ 750,000	675,000	$ 0		750,000
Investment of cash into Trust Account		$ 567,182	$ 567,182	$ 421,672	$ 0	$ 64,515,000	$ 567,182
Conversion price of a share			$ 10.00	$ 10.00			$ 10.00
Subsequent event
Liquidity And Going Concern [Line Items]
Proceeds from promissory notes - related party	$ 350,000
Investment of cash into Trust Account	$ 105,084
Conversion price of a share	$ 10.00
Convertible debt	$ 75,000
Subsequent event | Fourth Extension
Liquidity And Going Concern [Line Items]
Investment of cash into Trust Account	$ 105,084